Summary of significant accounting policies	3 Months Ended
Mar. 31, 2020
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these interim financial statements are set out in the Company’s financial statements as of December 31, 2019, which can be found in its Annual Report on Form 20-F that was filed with the U.S. Securities and Exchange Commission on May 7, 2020. These policies have been applied to all financial periods presented.

In the first quarter of 2020, we amended our classification of short-term investments included in current financial assets. Before the amendment, those short-term investments have been classified in the category at fair value through OCI (FVOCI). For further information, see Note 1.